Subordinated indebtedness	3 Months Ended
Jan. 31, 2021
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Subordinated indebtedness
Note 8.    Subordinated indebtedness
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January 26, 2021, we redeemed all $1.0 billion of our 3.42% Debentures due January 26, 2026. In accordance with their terms, the Debentures were redeemed at 100% of their principal amount, plus accrued and unpaid interest thereon.